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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       January 20, 2006


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $140,608 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-Mar-06

                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value     Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)    Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------    -------  ---   ----  -------    --------   ----    ------    ----

AT&T Inc.                      COM     00206R102     3449      127560 SH              Sole               127560
Alcoa Inc                      COM     013817101     2649       86690 SH              Sole                86690
Allstate Corp.                 COM     020002101     2007       38520 SH              Sole                38520
Alltel Corp.                   COM     020039103    26275      405798 SH              Sole               405798
American Axle & Manf           COM     024061103     1840      107425 SH              Sole               107425
American Intl Group            COM     026874107     2254       34112 SH              Sole                34112
Bank of America Corp.          COM     060505104     4694      103065 SH              Sole               103065
BellSouth Corp                 COM     079860102     3558      102690 SH              Sole               102690
Blyth Inc.                     COM     09643P108     2537      120700 SH              Sole               120700
Borders Group Inc              COM     099709107     1521       60280 SH              Sole                60280
Cendant Corporation            COM     151313103     1567       90300 SH              Sole                90300
Cullen Frost Bankers           COM     229899109     4916       91456 SH              Sole                91456
DiamondrockHspCoREIT           COM     252784301      399       28860 SH              Sole                28860
Dow Chemical Co                COM     260543103     2228       54885 SH              Sole                54885
Ener Conv Devices Inc          COM     292659109     1070       21766 SH              Sole                21766
Enzo Biochem Inc.              COM     294100102      707       52401 SH              Sole                52401
Exxon Mobil Corp.              COM     30231G102      288        4725 SH              Sole                 4725
Family Dollar Stores Inc       COM     307000109      398       14945 SH              Sole                14945
Fannie Mae                     COM     313586109     5016       97587 SH              Sole                97587
Flagstar Bancorp Inc.          COM     337930101      677       44840 SH              Sole                44840
Freddie Mac                    COM     313400301     3789       62120 SH              Sole                62120
Gannett Company Inc            COM     364730101     3067       51180 SH              Sole                51180
Gap Inc. (The)                 COM     364760108     2685      143740 SH              Sole               143740
General Mills Inc              COM     370334104     2206       43520 SH              Sole                43520
Georgia Gulf Corp.             COM     373200203     1593       61300 SH              Sole                61300
Jefferson-Pilot Corp.          COM     475070108     1413       25260 SH              Sole                25260
Johnson & Johnson              COM     478160104     1316       22225 SH              Sole                22225
Johnson Controls Inc           COM     478366107     1925       25350 SH              Sole                25350
Manpower Inc.                  COM     56418H100      553        9675 SH              Sole                 9675
Marsh & McLennan               COM     571748102     3742      127460 SH              Sole               127460
Morgan Stanley                 COM     617446448     1993       31720 SH              Sole                31720
NiSource Inc.                  COM     65473P105     2646      130880 SH              Sole               130880
Noble Energy Inc.              COM     655044105      413        9394 SH              Sole                 9394
North Fork Bancorp Inc.        COM     659424105     1148       39830 SH              Sole                39830
Pepco Holdings Inc             COM     713291102      930       40800 SH              Sole                40800
Pfizer, Inc.                   COM     717081103     4566      183245 SH              Sole               183245
RadioShack Corporation         COM     750438103     2216      115240 SH              Sole               115240
Sara Lee Corporation           COM     803111103     1159       64840 SH              Sole                64840
Southern Union Co              COM     844030106     1384       55720 SH              Sole                55720
Team Inc                       COM     878155100     1221       36700 SH              Sole                36700
Ventas Inc.REIT                COM     92276F100     1640       49441 SH              Sole                49441
Verizon Comm. Inc.             COM     92343V104     3713      109000 SH              Sole               109000
Washington Federal, Inc.       COM     938824109     1915       79138 SH              Sole                79138
Wyeth                          COM     983024100     2619       53985 SH              Sole                53985
Zions Bancorp                  COM     989701107      949       11470 SH              Sole                11470
Can. Natl. Railway Co.                 136375102      857       18930 SH              Sole                18930
Canon Inc ADR                          138006309     1676       25375 SH              Sole                25375
Nissan Motor Co Ltd                    654744408     1444       60740 SH              Sole                60740
Nokia Corporation                      654902204     4980      240340 SH              Sole               240340
RenaissanceRe HlgLtd                   G7496G103     2243       51430 SH              Sole                51430
Royal DSM NV ADR                       780249108     1934      169692 SH              Sole               169692
Sappi Ltd. ADR                         803069202     3045      206410 SH              Sole               206410
Scottish Power                         81013T705      673       16711 SH              Sole                16711
XL Capital Ltd.                        G98255105     2541       39632 SH              Sole                39632
MorganStanleyDeanWitter 0% 3/3         61744Y181      128       10000 SH              Sole                10000
Alliance Worldwide Privatizati         01879X103      311    17746.92 SH              Sole             17746.92
MrgnStnly AsiaPacific Fd               61744U106      622       37000 SH              Sole                37000
MrgnStnly India Invstmnt Fd            61745C105     1300       26000 SH              Sole                26000
REPORT SUMMARY                   58 DATA RECORDS   140608               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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